SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued freight costs	$ 984,079	$ 890,408
Accrued payroll	374,575	362,628
Accrued interest on convertible note	51,223
Accrued professional services	36,665	24,000
Other accrued liabilities	3,526	3,527
Total accrued expenses	$ 1,450,068	$ 1,280,563